Federated Hermes Municipal Ultrashort Fund
Portfolio of Investments
June 30, 2026 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—67.0%
		Alabama—4.6%
$ 2,000,000		Alabama HFA (Fred Marshall Court Ltd),Multifamily Housing Revenue Bonds (Series 2025F), (United States Treasury GTD), 3.150%, 12/1/2028	$ 2,007,215
1,500,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026A), (PNC Bank, N.A. GTD), 5.000%, 12/1/2028	1,551,999
1,500,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026A), (PNC Bank, N.A. GTD), 5.000%, 12/1/2029	1,565,807
850,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026C), (Bank of America Corp. GTD), 5.000%, 6/1/2028	876,584
375,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026C), (Bank of America Corp. GTD), 5.000%, 12/1/2028	389,058
900,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026C), (Bank of America Corp. GTD), 5.000%, 6/1/2029	937,959
500,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026C), (Bank of America Corp. GTD), 5.000%, 12/1/2029	522,427
850,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026E), (Goldman Sachs Group, Inc. GTD), 5.000%, 7/1/2028	876,874
750,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026J), (BP PLC GTD), 5.000%, 11/1/2027	766,328
2,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026J), (BP PLC GTD), 5.000%, 11/1/2029	2,089,768
2,350,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026J), (BP PLC GTD), 5.000%, 11/1/2030	2,473,083
1,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series 2026 H-2-1), (Goldman Sachs Group, Inc. GTD), 5.000%, 12/1/2029	1,041,911
625,000		Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series H-2-1), (Goldman Sachs Group, Inc. GTD), 5.000%, 12/1/2028	646,079
1,000,000		Black Belt Energy Gas District, AL, Gas Revenue Bonds (Series 2022B-1), (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 10/1/2027	1,010,161
25,500,000	[1]	Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No.7 (Series 2021C-2) FRNs, (Goldman Sachs Group, Inc. GTD), 3.020% (SIFMA 7-day +0.350%), Mandatory Tender 12/1/2026	25,434,016
1,775,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2025E), (BP PLC GTD), 5.000%, 5/1/2029	1,845,731
2,100,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2025E), (BP PLC GTD), 5.000%, 5/1/2030	2,199,608
1,750,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2026	1,759,059
1,250,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2027	1,284,765
4,000,000		Mobile, AL IDB (Alabama Power Co.), Pollution Control Revenue Bonds (Series 2007A), 3.375%, Mandatory Tender 6/26/2029	4,045,894
12,500,000		Mobile, AL IDB (Alabama Power Co.), Pollution Control Revenue Bonds (Series 2007B), 3.150%, Mandatory Tender 9/13/2029	12,567,605
		TOTAL	65,891,931
		Arizona—0.7%
1,000,000		Arizona State IDA (TWG Glendale LP), Unity at West Glendale Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 5.000%, Mandatory Tender 9/1/2026	1,003,500
2,500,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019), 4.000%, Mandatory Tender 6/1/2029	2,539,037
1,000,000		Phoenix, AZ IDA (Memorial Towers (TC2) Senior Housing LP), Multifamily Housing Revenue Bonds (Series 2024A), 3.350%, 12/1/2027	1,005,660
6,000,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013), 2.950%, Mandatory Tender 8/3/2026	5,998,843
		TOTAL	10,547,040
		Arkansas—0.3%
3,500,000		Arkansas Development Finance Authority (APP Fair Oaks Partners, LLLP), Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.550%, Mandatory Tender 6/1/2027	3,516,975
		California—6.3%
7,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2021D) FRNs, 2.970% (SIFMA 7-day +0.300%), Mandatory Tender 4/1/2027	6,978,355
3,000,000		California HFA (CRP Pinnacle Pass, LP), Multifamily Housing Revenue Bonds (Series 2026P-1), (United States Treasury GTD), 2.950%, Mandatory Tender 3/1/2028	3,004,569
13,500,000		California Municipal Finance Authority (Republic Services, Inc.), (Series 2021A), 2.950%, Mandatory Tender 10/1/2026	13,488,978

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$ 7,500,000		California Municipal Finance Authority (Republic Services, Inc.), (Series 2021-B), 3.250%, Mandatory Tender 7/15/2026	$ 7,499,728
4,750,000		California Municipal Finance Authority (Sinatra Family Housing, LP), Multifamily Housing Revenue Bonds (Series 2026A), (United States Treasury GTD), 3.250%, Mandatory Tender 12/1/2029	4,770,841
5,050,000		California Municipal Finance Authority (Warner Center II, LP), Multifamily Housing Revenue Bonds (Series 2026A), (United States Treasury GTD), 2.950%, Mandatory Tender 10/1/2029	5,050,200
13,000,000		California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 3.450%, Mandatory Tender 12/1/2026	13,034,297
3,000,000		California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2022A), (Waste Management Holdings, Inc. GTD), 3.450%, Mandatory Tender 10/2/2028	3,024,084
10,000,000		California PCFA (Republic Services, Inc.), (Series 2023), 2.875%, Mandatory Tender 8/17/2026	9,994,220
1,000,000		Los Angeles, CA Department of Airports, Subordinate Refunding Revenue Bonds (Series 2025F), 5.000%, 5/15/2028	1,041,879
7,013,000		Los Angeles, CA Multifamily Housing Revenue Bonds (West Hollywood Housing, LP), (Series 2026D), (United States Treasury GTD), 2.850%, Mandatory Tender 11/1/2029	6,999,223
9,300,000		San Diego, CA Housing Authority (Bernardo Family Housing, LP), SkyLINE Multifamily Housing Revenue Bonds (Series 2023B), (United States Treasury GTD), 5.000%, Mandatory Tender 11/1/2026	9,356,551
6,000,000		San Jose, CA (Berryessa Affordable Housing, LP), Multifamily Housing Revenue Bonds (Series 2026A), (United States Treasury GTD), 3.050%, Mandatory Tender 5/1/2029	6,000,118
		TOTAL	90,243,043
		Colorado—1.3%
2,500,000		Colorado Housing and Finance Authority (Creekside LLLP), Multifamily Housing Revenue Bonds (Series 2026), (United States Treasury GTD), 3.000%, Mandatory Tender 11/1/2029	2,496,920
3,100,000		Colorado Housing and Finance Authority (OPG Eagle Point Partners, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.500%, Mandatory Tender 11/1/2026	3,101,660
4,000,000		Colorado State Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2025A), 5.000%, 9/1/2029	4,236,934
6,000,000	[1]	Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2022D) FRNs, 3.220% (SIFMA 7-day +0.550%), Mandatory Tender 8/17/2026	5,999,652
2,500,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue SOFR Index Term Rate Bonds (Series 2024B) FRNs, 3.175% (SOFR x 0.67 +0.750%), Mandatory Tender 9/1/2026	2,498,863
750,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue SOFR Index Term Rate Bonds (Series 2026B) FRNs, 3.130% (SOFR x 0.67 +0.700%), Mandatory Tender 9/1/2028	749,183
		TOTAL	19,083,212
		Connecticut—0.1%
2,000,000		Stamford, CT Housing Authority (Mozaic Concierge Living), Entrance Fee Principal Redemption Bonds (Series 2025D), 4.250%, 10/1/2030	2,019,382
		District of Columbia—0.9%
3,800,000		District of Columbia HFA (950 Eastern Ave TM, LLC), Multifamily Housing Mortgage Revenue Bonds (Series 2026), (United States Treasury GTD), 3.100%, Mandatory Tender 12/1/2029	3,818,796
1,005,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2017A), 5.000%, 10/1/2026	1,010,542
4,705,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2021A), 5.000%, 10/1/2026	4,730,948
550,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2025A), 5.000%, 10/1/2027	564,931
1,165,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2025A), 5.000%, 10/1/2028	1,218,769
1,275,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2025A), 5.000%, 10/1/2029	1,355,592
		TOTAL	12,699,578
		Florida—2.8%
1,390,000		Alachua County, FL Health Facilities Authority (Oak Hammock at The University of Florida), Revenue Bonds TEMPS-50 (Series 2025B-3), 3.625%, 10/1/2030	1,390,901
1,500,000		Florida Development Finance Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025A), 3.400%, Mandatory Tender 9/1/2028	1,510,458
5,000,000		Florida Housing Finance Corp. (Cypress Grove Apartments, LLC), Multifamily Mortgage Revenue Bonds (Series 2026L), (United States Treasury GTD), 2.950%, Mandatory Tender 7/1/2029	5,002,329
1,300,000		Florida Housing Finance Corp. (Residences at Claude Pepper, LLC), Multifamily Mortgage Revenue Bonds (Series 2026M), (United States Treasury GTD), 3.100%, Mandatory Tender 6/1/2030	1,302,724

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$ 1,500,000		Florida Housing Finance Corp. (Richman Capri LIHTC, LLC), Multifamily Mortgage Revenue Bonds (Series 2026A), (United States Treasury GTD), 3.000%, Mandatory Tender 8/1/2029	$ 1,500,102
5,000,000	[2]	Florida Local Government Finance Commission (Ponte Vedra Pine Company LLC), Fleet Landing at Nocatee Senior Living Revenue Bonds TEMPS-70 (Series 2025B-3), 4.200%, 11/15/2030	5,026,637
4,000,000		Lee County, FL HFA (Amaryllis Park Place III, LLC), Multifamily Housing Revenue Bonds (Series 2025), 4.000%, Mandatory Tender 11/1/2027	4,014,489
7,500,000		Lee County, FL HFA (Chamberlain Family Apartments, Ltd.), Multifamily Housing Revenue Bonds (Series 2026), (United States Treasury GTD), 2.950%, Mandatory Tender 7/1/2029	7,503,608
2,500,000		Lee County, FL HFA (Horizons Owner LLC), Multifamily Housing Revenue Bonds (Series 2026), (United States Treasury GTD), 2.650%, Mandatory Tender 9/1/2029	2,463,669
4,000,000		Lee County, FL HFA (Lofts on Lemon II, LLC), Multifamily Housing Revenue Bonds (Series 2025B), (United States Treasury GTD), 3.125%, Mandatory Tender 10/1/2028	4,013,600
2,850,000		Lee County, FL HFA (MHP Lee I, LLC), Ekos on Evans Multifamily Housing Revenue Bonds (Series 2025), 3.500%, Mandatory Tender 12/1/2027	2,863,430
2,000,000		South Miami, FL Health Facilities Authority (Baptist Health System of South Florida), Revenue Bonds (Series 2025B), 5.000%, Mandatory Tender 8/15/2030	2,158,895
900,000	[2]	Venice, FL (Village on the Isle), Village on The Isle Project TEMPS-50 Retirement Community Revenue Improvement Bonds (Series 2024B-3), 4.250%, 1/1/2030	900,139
		TOTAL	39,650,981
		Georgia—2.0%
5,750,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994), 3.700%, Mandatory Tender 6/13/2028	5,839,848
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 2013), 3.375%, Mandatory Tender 3/12/2027	3,008,992
5,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Second Series 2008), 3.375%, Mandatory Tender 3/12/2027	5,014,987
2,250,000		Columbus, GA Housing Authority (HACG RAD II, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.300%, Mandatory Tender 11/1/2027	2,255,888
6,495,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021A), (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 9/1/2027	6,578,281
400,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 3/1/2027	405,001
700,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 3/1/2028	720,859
265,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 9/1/2026	265,801
425,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 9/1/2027	434,205
2,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024D-1), (Toronto Dominion Bank GTD), 5.000%, Mandatory Tender 4/1/2031	2,670,159
1,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2025B), (Citigroup, Inc. GTD), 5.000%, 12/1/2029	1,563,847
		TOTAL	28,757,868
		Illinois—2.1%
1,500,000		Chicago, IL (New City Redevelopment, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.500%, Mandatory Tender 8/1/2026	1,500,355
4,000,000		Chicago, IL Water Revenue, Water Revenue Bonds (Series 2026B), 5.000%, 11/1/2027	4,110,057
3,000,000		Illinois Development Finance Authority (St. Vincent De Paul), Revenue Bonds (Series 2000A), (Ascension Health Alliance Senior Credit Group GTD), 2.850%, Mandatory Tender 3/1/2030	2,972,714
7,000,000		Illinois State Solid Waste Development Authority (Waste Management, Inc.), (Series 2019), 3.450%, Mandatory Tender 11/2/2026	7,013,751
3,500,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2026	3,500,000
5,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2027	5,111,816
1,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.000%, 5/1/2027	1,018,641
2,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.000%, 5/1/2028	2,079,802
2,000,000		Illinois State, UT GO Bonds (Series 2026B), 5.000%, 4/1/2028	2,076,363
		TOTAL	29,383,499

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—1.1%
$ 2,000,000		Indiana Finance Authority (Indiana University Health Obligated Group), Revenue Bonds (Series 2025D-1), 5.000%, Mandatory Tender 10/1/2029	$ 2,125,819
5,575,000	[1]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 2.970% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	5,560,828
3,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), Revenue Bonds (Series 2025B-2), 5.000%, 1/1/2028	3,093,835
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), Revenue Bonds (Series 2025B-2), 5.000%, 1/1/2029	1,049,600
4,000,000		Rockport, IN (Indiana Michigan Power Co.), Pollution Control Revenue Refunding Bonds (Series 2025A), 3.700%, Mandatory Tender 6/1/2029	4,066,756
		TOTAL	15,896,838
		Iowa—0.2%
815,000		PEFA, Inc., Gas Project Revenue Refunding Bonds (Series 2026A), (Massachusetts Mutual Life Insurance Co. GTD), 5.000%, 4/1/2028	836,804
955,000		PEFA, Inc., Gas Project Revenue Refunding Bonds (Series 2026A), (Massachusetts Mutual Life Insurance Co. GTD), 5.000%, 4/1/2029	991,158
1,025,000		PEFA, Inc., Gas Project Revenue Refunding Bonds (Series 2026A), (Massachusetts Mutual Life Insurance Co. GTD), 5.000%, 4/1/2030	1,073,494
		TOTAL	2,901,456
		Kansas—0.1%
1,500,000		University of Kansas Hospital Authority (University of Kansas Health System Obligated Group), Health Facilities Revenue Bonds (Series 2026B), 5.000%, Mandatory Tender 3/1/2030	1,598,163
		Kentucky—1.5%
7,795,000		Kentucky Housing Corp. (Beecher IV, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 9/1/2026	7,808,398
600,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 12/1/2026	604,405
750,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 12/1/2027	769,426
1,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 12/1/2028	1,040,085
320,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 6/1/2027	325,402
450,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 6/1/2028	465,175
5,000,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2024A), 3.700%, 5/1/2027	5,000,694
5,000,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2025A), 2.750%, 5/1/2028	4,969,373
		TOTAL	20,982,958
		Louisiana—1.9%
2,600,000		Louisiana State Housing Corporation (Benoit Townhomes, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.750%, Mandatory Tender 8/1/2026	2,601,258
7,565,000		Louisiana State Housing Corporation (NSAEB 603, LLC), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.150%, Mandatory Tender 4/1/2029	7,568,734
2,500,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2007B-2A), 4.200%, Mandatory Tender 10/1/2026	2,503,899
1,500,000	[2]	St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011), 3.700%, Mandatory Tender 6/1/2030	1,521,253
7,500,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017D), (ConocoPhillips GTD), 3.000%, Mandatory Tender 7/2/2029	7,514,688
5,500,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1), 4.050%, Mandatory Tender 7/1/2026	5,500,000
		TOTAL	27,209,832
		Michigan—1.6%
2,000,000		Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Water Supply System), Second Lien Revenue Bonds (Series 2026D), 3.450%, Mandatory Tender 7/1/2030	2,024,661
2,395,000	[1]	Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022C) FRNs, 3.420% (SIFMA 7-day +0.750%), Mandatory Tender 4/15/2027	2,391,042

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$ 3,500,000
Michigan State Housing Development Authority (Countryside TH Limited Dividend Housing Association, LLC), Multifamily
Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 2.920%, Mandatory Tender 5/1/2027
		$ 3,494,028
3,920,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2025G), 5.000%, 12/1/2028	4,104,114
10,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2025G), 5.000%, 12/1/2029	10,630,488
	TOTAL	22,644,333
	Minnesota—1.7%
4,500,000	Hennepin County, MN Housing and Redevelopment Authority (CB South Haven Summit Point LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.150%, Mandatory Tender 8/1/2028	4,510,975
7,000,000	Minnesota Rural Water Finance Authority, Public Project Construction Notes (Series 2026), 2.875%, 1/1/2028	7,002,118
7,250,000	Rochester, MN (Rochester I, LP), Multifamily Housing Revenue Bonds (Series 2026), (United States Treasury GTD), 2.950%, Mandatory Tender 2/1/2029	7,251,591
2,500,000	Washington County, MN Community Development Agency (CB Newport Housing LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.150%, Mandatory Tender 8/1/2028	2,505,566
2,600,000	Woodbury, MN Housing and Redevelopment Authority (Woodbury AH II, LLLP), Multifamily Housing and Revenue Bonds (Series 2025), (United States Treasury GTD), 3.200%, Mandatory Tender 2/1/2028	2,609,033
	TOTAL	23,879,283
	Missouri—0.4%
6,300,000	Kansas City, MO Planned Industrial Expansion Authority (The Depot on Old Santa Fe, LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	6,366,059
	Montana—0.2%
2,150,000	Montana Board of Housing (Hidden Creek 4 Housing Associates LLLP), Multifamily Housing Revenue Bonds (Series 2026), (United States Treasury GTD), 3.050%, Mandatory Tender 5/1/2029	2,153,518
500,000	Montana Facility Finance Authority, St. John’s United Project Revenue Bonds TEMPS-50 (Series 2026B-3), 4.100%, 11/15/2031	502,030
	TOTAL	2,655,548
	Nevada—0.6%
6,500,000	Nevada Housing Division (Serene Pines LP), Multi-Unit Housing Revenue Bonds (Series 2026), (United States Treasury GTD), 2.950%, Mandatory Tender 12/1/2029	6,503,623
1,000,000	Washoe County, NV (Sierra Pacific Power Co.), Gas and Water Facilities Refunding Revenue Bonds (Series 2016B), 3.625%, Mandatory Tender 10/1/2029	1,011,705
1,000,000	Washoe County, NV (Sierra Pacific Power Co.), Water Facilities Refunding Revenue Bonds (Series 2016G), 3.625%, Mandatory Tender 10/1/2029	1,011,705
	TOTAL	8,527,033
	New Hampshire—0.2%
2,500,000	New Hampshire Health and Education Facilities Authority (Dartmouth College, NH), Revenue Bonds (Series 2015D), 3.300%, Mandatory Tender 8/3/2027	2,505,548
	New Jersey—0.7%
3,000,000	Dunellen, NJ BANs, 3.750%, 4/5/2027	3,011,431
3,000,000	East Orange, NJ BANs, 3.500%, 9/23/2026	3,000,711
2,478,000	North Arlington, NJ BANs, 3.750%, 7/30/2026	2,478,290
2,000,000	Ridgefield Park, NJ BANs, 3.750%, 4/2/2027	2,004,540
	TOTAL	10,494,972
	New Mexico—0.4%
4,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010C), 3.875%, Mandatory Tender 6/1/2029	4,086,402
2,000,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds (Series 2025), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 11/1/2030	2,126,782
	TOTAL	6,213,184
	New York—4.1%
3,505,000	Alden Village, NY BANs, 3.250%, 9/3/2026	3,505,500
2,000,000	Ellicottville, NY Central School District BANs, 3.750%, 6/25/2027	2,011,465
1,800,000	Johnsburg, NY Central School District BANs, 3.750%, 6/18/2027	1,805,869
5,500,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2025B), 3.000%, Mandatory Tender 9/1/2028	5,511,299
1,600,000	Marathon, NY Central School District TANs, 4.100%, 3/31/2027	1,606,377

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$ 2,000,000	Monroe County, NY IDA (Andrews Terrace Community Partners, LP), Multifamily Housing Revenue Bonds (Series 2023B-2), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	$ 2,041,447
7,500,000	New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-2), 3.700%, Mandatory Tender 7/3/2028	7,590,174
4,000,000	New York State HFA, Revenue Bonds (Series 2025D-2), 3.150%, Mandatory Tender 11/1/2029	4,005,168
2,975,000	Oakfield-Alabama, NY Central School District BANs, 3.750%, 7/8/2026	2,975,253
3,500,000	Oxford Academy and Central School District, NY, (Series B) BANs, 3.750%, 7/2/2027	3,522,145
5,000,000	Salmon River, NY Central School District RANs, 3.750%, 6/25/2027	5,020,996
6,000,000	Sherrill, NY City School District BANs, 3.750%, 6/24/2027	6,033,143
2,500,000	Sherrill, NY City School District RANs, 3.750%, 6/17/2027	2,508,826
5,000,000	Sullivan West, NY Central School District BANs, 4.000%, 6/24/2027	5,042,859
3,500,000	Warwick, NY, (Series C) BANs, 3.500%, 11/20/2026	3,500,373
2,500,000	Yonkers, NY BANs, 3.500%, 12/3/2026	2,502,021
	TOTAL	59,182,915
	North Carolina—2.6%
32,440,000	Cumberland County, NC Industrial Facilities & PCFA (Project Aero), (Series 2025), (United States Treasury COL), 3.125%, Mandatory Tender 12/1/2026	32,416,961
5,000,000	Durham, NC Housing Authority (Page Road Apartments, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.150%, Mandatory Tender 7/1/2028	5,016,352
	TOTAL	37,433,313
	North Dakota—0.2%
3,000,000	North Dakota HFA (Pleasant Valley TC Apartments, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.000%, Mandatory Tender 5/1/2028	3,004,477
	Ohio—1.9%
3,000,000	Cuyahoga, OH Metropolitan Housing Authority (Woodhill Station East, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.450%, Mandatory Tender 2/1/2027	3,007,769
330,000	Hamilton County, OH (Christ Hospital ), Healthcare Facilities Improvement and Refunding Revenue Bonds (Series 2026), 5.000%, 6/1/2028	343,322
400,000	Hamilton County, OH (Christ Hospital ), Healthcare Facilities Improvement and Refunding Revenue Bonds (Series 2026), 5.000%, 6/1/2029	422,998
3,000,000	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2024A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 8/1/2030	3,182,967
5,500,000	Lorain, OH Metropolitan Housing Authority (Wilkes Villa, LLC), Multifamily Housing Revenue Bonds (Series 2025A), (United States Treasury GTD), 3.220%, Mandatory Tender 6/1/2028	5,515,863
3,700,000	Ohio HFA (Beechwood RAD, LLC), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.370%, Mandatory Tender 3/1/2027	3,708,310
2,735,000	Ohio HFA (Cedar Redevelopment Phase IV LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.600%, Mandatory Tender 6/1/2027	2,742,074
2,500,000	Ohio HFA (Clover Glen II Senior Housing LP), Multifamily Housing Revenue Bonds (Series 2026), (United States Treasury GTD), 2.960%, Mandatory Tender 6/1/2029	2,505,103
900,000	Ohio HFA (Palmer Gardens LP), Multifamily Housing Revenue Bonds (Series 2026), (United States Treasury GTD), 2.680%, Mandatory Tender 7/1/2028	895,394
1,720,000	Ohio HFA (Scarborough Senior Housing LP), Multifamily Housing Revenue Bonds (Series 2026B), (United States Treasury GTD), 2.750%, Mandatory Tender 10/1/2028	1,711,846
3,700,000	Ohio HFA (Terrace Gardens Owner, LP), Multifamily Housing Revenue Bonds (Series 2024A), 4.000%, Mandatory Tender 12/1/2026	3,715,776
	TOTAL	27,751,422
	Oklahoma—1.0%
2,000,000	Oklahoma City, OK Public Property Authority, Arena Sales Tax Revenue Bonds (Series 2026), 5.000%, 6/1/2029	2,138,068
2,500,000	Oklahoma HFA (Astoria Creek, LLC), Collateralized Revenue Bonds (Series 2025), (United States Treasury GTD), 3.150%, Mandatory Tender 2/1/2028	2,503,476
2,000,000	Oklahoma HFA (Lakeshore Pointe, LLC), Collateralized Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 12/1/2026	2,004,762
3,000,000	Oklahoma HFA (Reserve at Chisholm Creek LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.000%, Mandatory Tender 4/1/2029	3,001,492

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—continued
$ 1,250,000		Oklahoma HFA (Towne Square Apartments, LP), Trinity Trails Project Collateralized Revenue Bonds (Series 2025), (United States Treasury GTD), 3.200%, Mandatory Tender 4/1/2028	$ 1,250,285
3,000,000		Oklahoma HFA (Villages at Rose Hill, LLC), Multifamily Housing Revenue Bonds (Series 2026), (United States Treasury GTD), 3.125%, Mandatory Tender 6/1/2029	3,014,171
		TOTAL	13,912,254
		Pennsylvania—3.9%
5,500,000	[1]	Allegheny County, PA Higher Education Building Authority (Carnegie Mellon University), Revenue Bonds (Series 2022A) FRNs, 2.824% (SOFR x 0.70 +0.290%), Mandatory Tender 8/1/2027	5,497,357
15,000,000	[1]	Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 2022C) FRNs, 2.915% (SOFR x 0.67 +0.490%), Mandatory Tender 3/1/2027	14,998,303
16,500,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2019A), 3.875%, Mandatory Tender 8/3/2026	16,513,730
8,500,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2021A), 4.000%, Mandatory Tender 7/1/2026	8,522,967
6,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025A), (Waste Management Holdings, Inc. GTD), 2.850%, Mandatory Tender 9/1/2026	5,999,600
2,000,000		Pennsylvania HFA (MCAP Walnut Park Plaza, LP), Special Limited Obligation Multifamily Housing Development Bonds (Series 2026B), (United States Treasury GTD), 3.000%, Mandatory Tender 2/1/2029	2,003,496
2,000,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2026B), 5.000%, 6/15/2031	2,173,189
		TOTAL	55,708,642
		South Carolina—0.3%
4,000,000		South Carolina State Public Service Authority (Santee Cooper), Revenue and Refunding Bonds (Series 2025B), 5.000%, 12/1/2026	4,036,382
		Tennessee—3.2%
2,000,000		Chattanooga, TN Health, Educational & Housing Facility Board (DGA Shallowford, LC), Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.800%, Mandatory Tender 12/1/2026	2,005,313
2,000,000		Chattanooga, TN Health, Educational & Housing Facility Board (Espero Chattanooga LP), Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.000%, Mandatory Tender 11/1/2027	2,001,115
2,500,000		Chattanooga, TN Health, Educational & Housing Facility Board (One Westside Phase 1B, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.600%, Mandatory Tender 6/1/2028	2,521,324
2,750,000		Chattanooga, TN Health, Educational & Housing Facility Board (One Westside Phase 2B, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 2.950%, Mandatory Tender 5/1/2029	2,741,675
2,000,000		Dickson, TN Health and Educational Facilities Board (841 Cowen Road LP), Multifamily Housing Revenue Bonds (Series 2026), (United States Treasury GTD), 3.050%, Mandatory Tender 4/1/2029	2,003,445
4,250,000		Dickson, TN Health and Educational Facilities Board (BTT Development IV, LP and Housing Associates, LP), Multifamily Housing Bonds (Series 2024), (United States Treasury GTD), 3.000%, Mandatory Tender 4/1/2027	4,251,332
1,500,000		Franklin, TN Health and Educational Facilities Board (APP Harpeth Partners, LLLP), Multifamily Housing Bonds (Series 2025), (United States Treasury GTD), 3.600%, Mandatory Tender 5/1/2027	1,508,541
1,225,000		Johnson City, TN Health & Educational Facilities Board (DGA Lakewood LP), Multifamily Housing Bonds (Series 2026), (United States Treasury GTD), 2.850%, Mandatory Tender 4/1/2028	1,225,000
3,000,000		Johnson City, TN Health & Educational Facilities Board (Roan Hill, LP), Tapestry at Roan Hill Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.600%, Mandatory Tender 12/1/2026	3,007,865
6,000,000		Kingsport, TN IDB (Model City III, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 2.950%, Mandatory Tender 9/1/2028	5,992,281
3,250,000		Knoxville, TN Community Development Corp. (DGA Hardin Valley LP), Multifamily Housing Bonds (Series 2024), (United States Treasury GTD), 3.500%, Mandatory Tender 12/1/2027	3,273,760
4,500,000		Memphis, TN Health, Educational and Housing Facility Board (APP Greenbriar Partners, LLLP), Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.550%, Mandatory Tender 6/1/2027	4,523,854
3,000,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2026B), 5.000%, 7/1/2029	3,175,735
1,800,000		Metropolitan Nashville, TN Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2028	1,870,040
5,000,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2024A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 12/1/2029	5,284,571
		TOTAL	45,385,851
		Texas—12.1%
9,600,000		Argyle, TX Independent School District, UT GO School Building Bonds (Series 2025B-2), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2028	9,812,599

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 1,500,000		Boerne, TX Independent School District, UT GO School Building Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 2/1/2028	$ 1,528,010
6,250,000		Capital Area, TX Housing Finance Corp. (Katy Elgin, LP), Multifamily Housing Revenue Bonds (Series 2024), 3.125%, Mandatory Tender 9/1/2027	6,272,662
13,500,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2025A-2), 5.000%, Mandatory Tender 11/1/2029	14,251,933
5,000,000		Denton, TX Independent School District, UT GO School Building Bonds (Series 2025B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2030	5,194,769
4,200,000		Eagle Mountain-Saginaw, TX Independent School District, UT GO School Building Bonds (Series 2011), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/1/2027	4,254,286
50,000		Eagle Mountain-Saginaw, TX Independent School District, UT GO School Building Bonds (Series 2011), (United States Treasury PRF 8/1/2027@100), 4.000%, Mandatory Tender 8/1/2027	50,755
20,000,000		Ector County, TX Independent School District, UT GO School Building Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2027	20,269,638
5,500,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2025B), (Texas Permanent School Fund Guarantee Program GTD), 3.800%, Mandatory Tender 8/1/2028	5,600,241
12,000,000		Fort Bend, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/1/2027	12,164,104
2,750,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2022C) FRNs, 3.520% (SIFMA 7-day +0.850%), Mandatory Tender 12/1/2026	2,750,000
6,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Revenue Bonds (Series 2026A), 5.000%, 7/1/2031	6,547,116
6,000,000		Housing Options, Inc. (Dallas, TX Housing Authority) (The Culbreath, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.750%, Mandatory Tender 11/1/2028	6,078,865
6,000,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2025B: Terminal Improvement Projects), 5.250%, 7/15/2026	6,004,612
1,790,000		Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2025A), 5.000%, 7/1/2030	1,917,115
3,700,000		Houston, TX Housing Finance Corp. (Cordova Apartments, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.650%, Mandatory Tender 2/1/2028	3,725,878
925,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2023), 5.000%, 3/1/2028	963,939
5,000,000		Mesquite, TX Housing Finance Corp. (Palladium Bruton Road, Ltd.), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 8/1/2027	5,016,639
11,150,000		Mission, TX Economic Development Corp. (Republic Services, Inc.), (Series 2020 A), 2.950%, Mandatory Tender 8/3/2026	11,147,747
7,250,000		New Caney, TX Independent School District, UT GO School Building Bonds (Series 2018), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2027	7,350,961
5,100,000		North East, TX Independent School District, UT GO Refunding Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 3.750%, Mandatory Tender 8/1/2027	5,144,351
6,415,000		Northside, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 3.450%, Mandatory Tender 8/1/2027	6,455,751
6,500,000		Northside, TX Independent School District, UT GO School Building Bonds (Series 2020), (Texas Permanent School Fund Guarantee Program GTD), 3.550%, Mandatory Tender 6/1/2028	6,584,278
3,000,000		San Antonio, TX Electric & Gas System (CPS Energy), Junior Lien Revenue Refunding Bonds (Series 2026A), 2.900%, Mandatory Tender 12/1/2027	2,981,303
4,500,000		San Antonio, TX Housing Finance Corp. (Palladium San Antonio, Ltd), Multifamily Housing Revenue Bonds (Series 2024), 3.450%, Mandatory Tender 7/1/2027	4,525,428
2,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Texas Health Resources System), Revenue Bonds (Series 2025B), 5.000%, Mandatory Tender 11/15/2029	2,663,320
375,000		Texas Municipal Gas Acquisition & Supply Corp VI, Gas Supply Revenue Bonds (Series 2025), (Bank of America Corp. GTD), 5.000%, 1/1/2028	384,333
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2026	2,521,837
3,750,000		Texas State Department of Housing & Community Affairs (Palladium Old FM 471 W, Ltd), Multifamily Housing Revenue Bonds (Series 2024), 3.050%, Mandatory Tender 9/1/2027	3,756,966
4,000,000		Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2024B), 5.000%, Mandatory Tender 8/15/2030	4,270,276
4,009,000		The Texas Home Collaborative (Texarkana, TX Housing Authority) (1518 Apartments Ltd), Multifamily Housing Revenue Bonds (Series 2023), 5.000%, Mandatory Tender 10/1/2026	4,014,497
		TOTAL	174,204,209

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Utah—1.0%
$ 3,750,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025A), 5.000%, 7/1/2030	$ 4,027,991
8,000,000		Utah State Housing Corporation (Daybreak I Holdings, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 2.950%, Mandatory Tender 4/1/2029	7,978,025
2,000,000		Utah State Housing Corporation (SSL Affordable Phase I, LLC), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.240%, Mandatory Tender 12/1/2029	2,012,178
		TOTAL	14,018,194
		Virginia—1.1%
4,500,000		Alexandria, VA Redevelopment and Housing Authority (431 S. Columbus St. Owner 2, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.200%, Mandatory Tender 6/1/2027	4,505,675
1,650,000		Harrisonburg, VA Redevelopment & Housing Authority (Wesley Apartments), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 4.000%, Mandatory Tender 12/1/2026	1,657,035
1,500,000		Louisa, VA IDA (Virginia Electric & Power Co.), Pollution Control Refunding Revenue Bonds (Series 2008B), 3.125%, Mandatory Tender 10/1/2030	1,496,538
2,000,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds TEMPS-50 (Series 2023B-3), 5.375%, 9/1/2029	2,005,762
6,250,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2010A), 3.800%, Mandatory Tender 5/28/2027	6,308,088
		TOTAL	15,973,098
		Washington—1.5%
5,000,000	[1]	King County, WA Sewer System, Junior Lien Revenue Bonds (Series 2021A) FRNs, 2.900% (SIFMA 7-day +0.230%), Mandatory Tender 1/1/2027	4,979,889
3,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2025B), 5.000%, 10/1/2030	3,234,534
8,940,000	[1]	Seattle, WA (Seattle, WA Municipal Light & Power), Refunding Revenue Bonds (Series 2021B) FRNs, 2.920% (SIFMA 7-day +0.250%), Mandatory Tender 11/1/2026	8,912,723
4,801,000		Washington State Housing Finance Commission (Ardea TWG, LLLP), Ardea at Totem Lake Apartments Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2027	4,826,389
		TOTAL	21,953,535
		West Virginia—1.4%
4,200,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Bonds (Series 2009A), 3.700%, Mandatory Tender 6/1/2028	4,261,787
4,000,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Bonds (Series 2011A), 3.300%, Mandatory Tender 9/1/2028	4,023,912
8,750,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Refunding Bonds (Series 2015A), 3.375%, Mandatory Tender 6/15/2028	8,817,919
1,350,000		West Virginia EDA Solid Waste Disposal Facilities (Kentucky Power Co.), Solid Waste Disposal Facilities Revenue Refunding Bonds (Series 2014A), (Kentucky Power Co. GTD), 3.750%, Mandatory Tender 6/13/2030	1,353,634
1,650,000		West Virginia Housing Development Fund (Highlawn TC Senior Apartments, LP), Multifamily Housing Revenue Bonds (Series 2026), (United States Treasury GTD), 2.875%, Mandatory Tender 2/1/2028	1,649,089
		TOTAL	20,106,341
		Wisconsin—1.0%
7,500,000		Public Finance Authority (Duke Energy Progress LLC), Pollution Control Revenue Refunding Bonds (Series 2022A-1), 3.300%, Mandatory Tender 10/1/2026	7,495,491
7,500,000	[2]	Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), (United States Treasury PRF 7/1/2026@100), 5.000%, 8/1/2027	7,500,000
		TOTAL	14,995,491
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $958,934,099)	961,334,840
	[1]	SHORT-TERM MUNICIPALS—34.3%
		Alabama—3.1%
41,900,000		Black Belt Energy Gas District, AL, MS 3a-7 (Series 2026-MS0099) Weekly VRDNs, (Morgan Stanley GTD)/(Morgan Stanley LIQ)/(Morgan Stanley Municipal Funding, Inc. LIQ)/(Morgan Stanley Municipal Funding, Inc. LOC), 3.070%, 7/2/2026	41,900,000
2,200,000		Columbia, AL IDB Pollution Control Revenue Bond (Alabama Power Co.), (Series 1998) Daily VRDNs, 3.080%, 7/1/2026	2,200,000
200,000		Walker County, AL Economic and IDA (Alabama Power Co.), (Series 2007) Daily VRDNs, 3.000%, 7/1/2026	200,000
		TOTAL	44,300,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Arizona—0.2%
$ 2,260,000		Arizona State IDA (Marana Leased Housing Associates I, LLP), (Series 2023-XF3174) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.950%, 7/2/2026	$ 2,260,000
		California—1.9%
18,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 3.120%, 7/1/2026	18,000,000
10,000,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 3.020%, 7/2/2026	10,000,000
		TOTAL	28,000,000
		District Of Columbia—1.0%
14,500,000		District of Columbia, (Series 2026C) VRENs, 2.820%, 7/1/2026	14,500,000
		Florida—0.8%
1,400,000		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.900%, 7/2/2026	1,400,000
10,000,000		Orlando, FL Community Redevelopment Agency, MS 3a-7 (Series 2026-MS0095) Weekly VRDNs, (Morgan Stanley GTD)/(Morgan Stanley LIQ), 2.970%, 7/2/2026	10,000,000
		TOTAL	11,400,000
		Georgia—0.2%
400,000		Bartow County, GA Development Authority (Georgia Power Co.), (First Series 2022) Daily VRDNs, 3.130%, 7/1/2026	400,000
500,000		Burke County, GA Development Authority (Georgia Power Co.), (1st Series 2009) Daily VRDNs, 3.100%, 7/1/2026	500,000
2,100,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 3.130%, 7/1/2026	2,100,000
		TOTAL	3,000,000
		Hawaii—0.5%
7,900,000		Hawaii State Airports System, (Series 2025-XF1951) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.030%, 7/1/2026	7,900,000
		Illinois—0.7%
9,640,000		Chicago, IL O’Hare International Airport, (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.150%, 7/1/2026	9,640,000
		Indiana—1.2%
18,000,000		Indiana State Finance Authority Environmental (ArcelorMittal SA), (Series 2006) Weekly VRDNs, (Banco Bilbao Vizcaya Argentaria SA LOC), 2.750%, 7/1/2026	18,000,000
		Kentucky—0.6%
3,700,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series A) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.000%, 7/1/2026	3,700,000
4,650,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 3.400%, 7/1/2026	4,650,000
		TOTAL	8,350,000
		Louisiana—1.4%
5,800,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008A) Daily VRDNs, 3.150%, 7/1/2026	5,800,000
15,000,000		Louisiana Public Facilities Authority (Louisiana Children’s Medical Center), BAML (Series 2025-VRS209) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.150%, 7/1/2026	15,000,000
		TOTAL	20,800,000
		Michigan—0.1%
1,500,000		Michigan State Building Authority, (Series I) VRENs, 2.770%, 7/1/2026	1,500,000
		Multi State—11.7%
35,100,000		BlackRock MuniHoldings Fund, Inc., PUTTERs 3a-7 (VMTP 5114) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.070%, 7/2/2026	35,100,000
9,600,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.270%, 7/1/2026	9,600,000
1,700,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.270%, 7/1/2026	1,700,000
48,250,000		National Finance Authority, NH (Invesco Quality Municipal Income Trust), PUTTERs (VMTP Series 2026-5111) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.000%, 7/2/2026	48,250,000
26,140,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series B) MuniFund Preferred Shares Weekly VRDPs, 3.120%, 7/1/2026	26,140,000
13,800,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series C) MuniFund Preferred Shares Weekly VRDPs, 3.120%, 7/1/2026	13,800,000
29,655,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 3.120%, 7/1/2026	29,655,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi State—continued
$ 3,800,000		PIMCO Flexible Municipal Income Fund, PUTTERs 3a-7 (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.270%, 7/1/2026	$ 3,800,000
		TOTAL	168,045,000
		New York—2.5%
5,500,000		New York City, NY, (Fiscal 2020, Series B-3) Weekly VRENs, 3.050%, 7/1/2026	5,500,000
14,400,000		New York City, NY, (Series 2021-2) Weekly VRENs, 3.050%, 7/1/2026	14,400,000
5,400,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) MuniFund Preferred Shares Weekly VRDPs, 3.120%, 7/1/2026	5,400,000
10,000,000		Triborough Bridge & Tunnel Authority, NY (Central Business District Tolling Program), MS 3a-7 (Series 2025-MS0041) Weekly VRDNs, (Morgan Stanley GTD)/(Morgan Stanley LIQ), 3.070%, 7/2/2026	10,000,000
		TOTAL	35,300,000
		Ohio—2.1%
4,700,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series 2015-C) VRENs, 2.930%, 7/1/2026	4,700,000
8,500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series 2021B) VRENs, 2.930%, 7/1/2026	8,500,000
8,315,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series 2021C) VRENs, 2.930%, 7/1/2026	8,315,000
8,300,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 2.930%, 7/2/2026	8,300,000
		TOTAL	29,815,000
		Oklahoma—0.5%
7,125,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), R-Float (Series 2020B) Weekly VRENs, 3.310%, 7/1/2026	7,125,000
		Pennsylvania—1.7%
18,050,000		Allegheny County, PA Airport Authority, (Series 2025-XM1248) Daily VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.070%, 7/1/2026	18,050,000
6,170,000		Central Bradford, PA Progress Authority (Guthrie Healthcare System, PA), R-Float (Series 2021D) Weekly VRENs, 3.290%, 7/2/2026	6,170,000
		TOTAL	24,220,000
		Texas—4.0%
29,875,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), R-Float (Series 2024B) Weekly VRENs, 3.120%, 7/2/2026	29,875,000
7,100,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Daily VRDNs, 3.400%, 7/1/2026	7,100,000
20,750,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 2.930%, 7/1/2026	20,750,000
		TOTAL	57,725,000
		Wisconsin—0.1%
1,000,000		Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.), (Series 2008B) Daily VRDNs, (TD Bank, N.A. LOC), 2.900%, 7/1/2026	1,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $492,880,000)	492,880,000
		TOTAL INVESTMENT IN SECURITIES—101.3% (IDENTIFIED COST $1,451,814,099)	1,454,214,840
		OTHER ASSETS AND LIABILITIES - NET—(1.3%)[3]	(18,342,904)
		NET ASSETS—100%	$1,435,871,936
Securities that are subject to the federal alternative minimum tax (AMT) represent 26.6% of the Fund’s portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2026, these restricted securities amounted to $14,948,029, which represented 1.0% of net assets.

Additional information on restricted securities held at June 30, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Florida Local Government Finance Commission (Ponte Vedra Pine Company LLC), Fleet Landing at Nocatee Senior Living Revenue Bonds TEMPS-70 (Series 2025B-3), 4.200%, 11/15/2030	8/15/2025	$5,000,000	$5,026,637
St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011), 3.700%, Mandatory Tender 6/1/2030	9/17/2025	$1,500,000	$1,521,253
Venice, FL (Village on the Isle), Village on The Isle Project TEMPS-50 Retirement Community Revenue Improvement Bonds (Series 2024B-3), 4.250%, 1/1/2030	11/20/2024	$900,000	$900,139
Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), (United States Treasury PRF 7/1/2026@100), 5.000%, 8/1/2027	2/22/2024	$7,500,000	$7,500,000

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
LP	—Limited Partnership
PCFA	—Pollution Control Financing Authority
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
TANs	—Tax Anticipation Notes
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes